FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        December 1, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Charles Street Trust (the trust):

             Fidelity Fidelity Asset Manager, Fidelity Asset Manager:
             Growth, Fidelity Asset Manager: Income, Fidelity
             Short-Intermediate Government Fund, Spartan Investment Grade Bond Fund, and Spartan Short-Term Bond Fund (the funds)

             File No. 2-73133 and 811-3221

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/ Arthur S. Loring
                           Arthur S. Loring
                           Secretary